ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of details of the Company's principal subsidiaries, VIE and VIE's subsidiaries

	Place of		Percentage of
	incorporation,		equity interest
	registration and	Date of	attributable
Name of Company	business	incorporation/acquisition	to the Company	Principal activities
Subsidiaries:
Eight Hundred Logistics Technologies Corporation	British Virgin Islands	May 22, 2007	100%	Investment holding
(“BEST BVI”)	(“BVI”)
BEST Logistics Technologies Limited	Hong Kong	May 29, 2007	100%	Investment holding
(“BEST HK”)	(“HK”)
BEST Capital Inc (“BEST Capital”)	Cayman Islands	December 13, 2017	100%	Investment holding
BEST Capital Holding Limited	BVI	December 13, 2017	100%	Investment holding
(“BEST Capital BVI”)
BEST Store Network Limited (“Store Cayman”)	Cayman Islands	July 24, 2017	100%	Investment holding
BEST Store Network Holding Limited	BVI	November 13, 2018	100%	Investment holding
(“Store BVI”)
BEST Store Network Management Limited	HK	November 16, 2018	100%	Investment holding
(“Store HK”)
BEST Capital Management Limited	HK	December 20, 2017	100%	Investment holding
(“BEST Capital HK”)
BEST Logistics Technologies (China) Co., Ltd.	PRC	April 23, 2008	100%	Freight delivery and Supply chain
(“BEST China”)				management services
BEST Store Network (Hangzhou) Co., Ltd.	PRC	May16, 2013	100%	Store + services
(“BEST Store”)
Zhejiang BEST Technology Co., Ltd.	PRC	July 26, 2007	100%	Logistics technical services
(“BEST Technology”)
Xinyuan Financial Leasing (Zhejiang) Co., Ltd.	PRC	January 15, 2015	100%	Financial services
(“BEST Finance”)
BEST Logistics Technologies (Ningbo Free Trade Zone) Co., Ltd. (“BEST Ningbo”)	PRC	May 22, 2015	100%	Supply chain management services
VIEs
Hangzhou BEST Information Technology Services Co., Ltd. (“BEST Information Technology”)	PRC	October 23, 2019	Nil	UCargo transportation services
Hangzhou Baijia Business Management Consulting Co., Ltd. (“Hangzhou Baijia”)	PRC	December 20, 2019	Nil	Convenience store operations
Yunnan Trust Plan (“Trust Plan”)	PRC	March 11, 2021	Nil	Trust Plan
VIEs’ subsidiaries:
BEST UCargo Technologies (Hangzhou) Co., Ltd	PRC	September 8, 2017	Nil	UCargo transportation services
(“BEST UCargo”)

Schedule of carrying amounts of the assets, liabilities and the results of operations of the VIE and its subsidiaries

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	135,864	6,562	951
Accounts and notes receivable, net	113,700	41,357	5,996
Prepayments and other current assets	38,172	33,064	4,794
Amounts due from Group companies	156,699	233,032	33,786
Inventories	11	44	6
Total current assets	444,446	314,059	45,533
Non-current assets:
Operating lease right-of-use assets	188	—	—
Property and equipment, net	85,199	128,672	18,656
Intangible assets, net	52	—	—
Restricted cash	—	1,474	214
Total non-current assets	85,439	130,146	18,870
Total assets	529,885	444,205	64,403
LIABILITIES
Current liabilities:
Accounts and notes payable	60,669	22,379	3,246
Accrued expenses and other liabilities	17,294	20,390	2,954
Customer advances and deposits and deferred revenue	341	—	—
Operating lease liabilities	880	376	55
Financing lease liabilities	—	10,383	1,505
Amounts due to Group companies	455,925	393,834	57,101
Short-term bank loans	120,500	110,142	15,969
Total current liabilities	655,609	557,504	80,830
Non-current liabilities:
Financing lease liabilities	—	24,702	3,581
Other non-current liabilities	—	438	64
Total non-current liabilities	—	25,140	3,645
Total liabilities	655,609	582,644	84,475

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue from continuing operations	2,242,830	3,116,599	380,358	55,147
Revenue from discontinued operations	20,240,608	16,486,807	—	—
Total revenue	22,483,438	19,603,406	380,358	55,147

Net loss from continuing operations	(20,634)	(104,999)	(12,182)	(1,766)
Net loss from discontinued operations	(915,208)	(1,936,791)	—	—

Net cash generated from (used in) continuing operating activities	93,624	(266,070)	152,483	22,110
Net cash used in discontinued operating activities	(158,772)	(1,938,454)	—	—
Net cash used in continuing investing activities	(25,455)	(349,795)	(28,269)	(4,099)
Net cash used in discontinued investing activities	(1,141,564)	(448,016)	—	—
Net cash (used in) generated from continuing financing activities	(22,701)	242,350	(252,218)	(36,568)
Net cash generated from discontinued financing activities	944,847	2,136,199	—	—
Exchange rate effect on cash, cash equivalents and restricted cash in continuing operating activities	—	(18)	176	26

Schedule of the assets, liabilities and cash flows of the consolidated Plan

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Cash and cash equivalents	26,166	5,042	731
Amounts due from related parties	175,253	35,877	5,202
Prepayments and other current assets	12,046	17,909	2,597
Total current assets	213,465	58,828	8,530
Amounts due from related parties	41,248	—	—
Total non-current assets	41,248	—	—
Total assets	254,713	58,828	8,530

Long-term borrowings – current portion	84,006	—	—
Amounts due to related parties	118,251	54,011	7,831
Accrued expenses and other liabilities	957	351	51
Total current liabilities	203,214	54,362	7,882
Amounts due to related parties	51,499	4,466	648
Total non-current liabilities	51,499	4,466	648
Total liabilities	254,713	58,828	8,530

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Revenue from third parties	—	80,029	31,598	4,581
Cost of revenue	—	64,312	37,135	5,384
Net income (loss)	—	5,493	(8,775)	(1,272)

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net cash generated from operating activities	—	53,373	21,385	3,100
Net cash (used in) generated from investing activities	(234,569)	(233,203)	184,929	26,812
Net cash generated from (used in ) financing activities	284,569	115,996	(227,438)	(32,974)